JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

VIA EDGAR

April 28, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust II (File Nos. 002-95973; 811-04236) on behalf of JPMorgan Government Bond Fund

Ladies and Gentleman:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 214 under the 1933 Act (Amendment No. 215 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed to register Class R3 and Class R4 Shares of the JPMorgan Government Bond Fund. If you have any questions or comments, please contact me at (614) 213 4042.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Cc: Alison White